Correction of error - Unaudited Condensed Consolidated Interim Statements of Cash Flows (Details) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Net loss for the period	£ (17,121)	£ (11,770)
Adjustments to cash flows from non-cash items
Depreciation and amortization	1,094	990
Depreciation on right of use assets	326	327
Finance costs/(income)	3,629	(24,193)
Share based payment transactions	4,785	7,056
Income tax credit	(6,448)	(12,984)
Working capital adjustments	(14,538)	(40,574)
(Decrease)/increase in trade and other receivables	(3,035)	802
Increase/(decrease) in trade and other payables	84	(4,603)
Income taxes received	15,838	11,319
Net cash outflow from operating activities	(1,651)	(33,056)
Cash flows from investing activities
Acquisitions of property plant and equipment	(391)	(1,304)
Acquisition of intangible assets		(73)
Interest income on deposits	1,168	2,337
Net cash inflow from investing activities	777	60,846
Cash flows from financing activities
Payments to lease creditors	(396)	(349)
Net cash /(outflow) from financing activities	19,140	(169)
Net increase in cash at bank	18,266	27,621
Cash at bank, beginning of the period	48,680	62,927
Effect of foreign exchange rate changes	(160)	(855)
Cash at bank, end of the period	£ 66,786	89,693
As Reported
Cash flows from operating activities
Net loss for the period		(11,770)
Adjustments to cash flows from non-cash items
Depreciation and amortization		990
Depreciation on right of use assets		327
Finance costs/(income)		(24,193)
Share based payment transactions		7,056
Working capital adjustments		(27,590)
(Decrease)/increase in trade and other receivables		(863)
Increase/(decrease) in trade and other payables		(4,603)
Net cash outflow from operating activities		(33,056)
Adjustment
Adjustments to cash flows from non-cash items
Income tax credit		(12,984)
Working capital adjustments		(12,984)
(Decrease)/increase in trade and other receivables		1,665
Income taxes received		£ 11,319